Acquisition (narrative) (detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Feb. 17, 2016	Oct. 30, 2015	Apr. 01, 2014
Diana Fruit Co., Inc [Member]
Business Acquisition [Line Items]
Purchase Price			$ 15.0
Ownership percentage			100.00%
Liabilities paid off			$ 1.4
Gray & Company[Member]
Business Acquisition [Line Items]
Purchase Price				$ 23.8
Ownership percentage				100.00%
Liabilities paid off				$ 12.0
TruittBros.Inc. [Member]
Business Acquisition [Line Items]
Equity Method Investments					$ 16.2
Equity Method Ownership					50.00%
Equity Method Right to Acquire					50.00%
Gray & Company and Diana Fruit
Business Acquisition [Line Items]
Pro Forma Revenue	$ 1,324.8	$ 1,363.7
Pro Forma Net Income Loss	54.2	$ 8.6
Net Sales Since Acquisition	25.5
Net Income Since Acquisition	$ 1.7